Trade Receivables (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Bottom of range [Member] | Retail outlet customers [Member]
Trade Receivables [Line Items]
Credit terms	30 days	30 days
Bottom of range [Member] | Industrial business customers [Member]
Trade Receivables [Line Items]
Credit terms	30 days	30 days
Top of range [Member] | Retail outlet customers [Member]
Trade Receivables [Line Items]
Credit terms	60 days	60 days
Top of range [Member] | Industrial business customers [Member]
Trade Receivables [Line Items]
Credit terms	104 days	104 days